Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
AB Small-Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Small-Mid Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 61 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of small- and mid-capitalization U.S. companies. For these purposes, "small- and mid-capitalization companies" are generally those companies that, at the time of investment, fall within the lowest 25% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of June 30, 2016 , there were approximately 4,400 companies within the lowest 25% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million) with market capitalizations ranging from $10 million to $ 16.91 billion. Because the Portfolio's definition of small and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Portfolio may define small- and mid-capitalization companies using a different classification system.

The Portfolio may invest in any company and industry and in any type of equity security with potential for capital appreciation.  It invests in well-known and established companies and in new and less-seasoned companies.  The Portfolio's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook.  The Portfolio may invest in foreign securities.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates.  In making specific investment decisions for the Portfolio, the Adviser combines fundamental and quantitative analysis in its stock selection process.  The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Portfolio invests principally in equity securities but may also invest in other types of securities, such as preferred stocks.  The Portfolio may also invest up to 20% of its total assets in rights and warrants.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps.  The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs.  These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio's portfolio from a decline in value, sometimes within certain ranges.

		The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates.  The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.  It includes the risk that a particular style of investing, such as the Portfolio's growth approach, may underperform the market generally.
  Capitalization Risk:  Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies.  Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Derivatives Risk:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk:  The Portfolio is subject to management risk because it is an actively-managed investment fund.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over ten years ; and
  how the Portfolio's average annual returns for one , five and ten years compare to those of a broad-based securities market index.
		The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Portfolio's performance changed from year to year over ten years ; and
  how the Portfolio's average annual returns for one , five and ten years compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2016 , the year-to-date unannualized return for the Portfolio's shares was 3.30%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 20.30%, 3rd quarter, 2010; and Worst Quarter was down -27.58%, 4th quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2015 )
AB Small-Mid Cap Growth Portfolio | AB Small-Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
After 1 Year	rr_ExpenseExampleYear01	$ 26
After 3 Years	rr_ExpenseExampleYear03	80
After 5 Years	rr_ExpenseExampleYear05	141
After 10 Years	rr_ExpenseExampleYear10	$ 318
2006	rr_AnnualReturn2006	9.04%
2007	rr_AnnualReturn2007	20.51%
2008	rr_AnnualReturn2008	(43.65%)
2009	rr_AnnualReturn2009	46.53%
2010	rr_AnnualReturn2010	40.57%
2011	rr_AnnualReturn2011	4.87%
2012	rr_AnnualReturn2012	15.48%
2013	rr_AnnualReturn2013	40.63%
2014	rr_AnnualReturn2014	3.74%
2015	rr_AnnualReturn2015	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.58%)
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	12.07%
10 Years	rr_AverageAnnualReturnYear10	10.43%
AB Small-Mid Cap Growth Portfolio | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.49%

[1]	Restated to reflect current expenses.